Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014 item state	Dec. 31, 2013	Dec. 31, 2014 item state	Dec. 31, 2013	Dec. 31, 2012
General And Basis Of Presentation [Line Items]
Number of devices operated by entity	110,200		110,200
Number of U.S. states devices located	50		50
Number of devices that entity provided managed services to	32,000		32,000
Number of devices under contract with financial institutions	22,800		22,800
Number of ATMs participating in Allpoint network	55,000		55,000
Average Amount of Vault Cash	$ 3,000,000,000	$ 2,700,000,000
Depreciation expense for property and equipment			73,100,000	65,700,000	58,900,000
Number of reporting units for goodwill impairment test			5
Payment term extended to associate VAR			30 days
Advertising expense			5,400,000	4,400,000	3,000,000
Working capital payment term			the Company typically pays its vendors on 30 day terms and is not required to pay certain of its merchants until 20 days after the end of each calendar month
Other Capitalized Property Plant and Equipment [Member]
General And Basis Of Presentation [Line Items]
Property, Plant and Equipment, Additions			$ 3,600,000
U.S. [Member]
General And Basis Of Presentation [Line Items]
Number of devices operated by entity	91,850		91,850
U.K. [Member]
General And Basis Of Presentation [Line Items]
Number of devices operated by entity	12,900		12,900
Germany [Member]
General And Basis Of Presentation [Line Items]
Number of devices operated by entity	900		900
Mexico [Member]
General And Basis Of Presentation [Line Items]
Number of devices operated by entity	2,050		2,050
Majority owned interest percentage	51.00%		51.00%
Canada [Member]
General And Basis Of Presentation [Line Items]
Number of devices operated by entity	2,500		2,500
Minimum [Member]
General And Basis Of Presentation [Line Items]
Property and equipment useful life			3 years
Weighted-average discount rate used to estimate fair value of reporting units			10.00%	10.00%
Minimum [Member] | Other Capitalized Property Plant and Equipment [Member]
General And Basis Of Presentation [Line Items]
Property and equipment useful life			3 years
Maximum [Member]
General And Basis Of Presentation [Line Items]
Vault cash agreement expiration date			December 2017
Property and equipment useful life			10 years
Weighted-average discount rate used to estimate fair value of reporting units			12.00%	12.00%
Maximum [Member] | Other Capitalized Property Plant and Equipment [Member]
General And Basis Of Presentation [Line Items]
Property and equipment useful life			5 years